Accounts and Notes Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Receivables from franchisees	$ 45,700	$ 34,714
Debit and credit card receivables	40,652	28,683
Meal voucher receivables	11,024	8,920
Notes receivable	2,230	3,799
Allowance for doubtful accounts	(16,367)	(12,768)
Accounts and notes receivable, Net	$ 83,239	$ 63,348